Equity-Accounted Investees - Summary of Financial Information of SunStream (Parenthetical) (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	[2]	Dec. 31, 2019
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 279,586	$ 558,251	[1]	$ 60,376		$ 45,337
Percentage of net assets liabilities	100.00%	100.00%
Sundial Growers Inc [Member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 1,500	$ 200

[1]	Adjustment to provisional amounts — refer to note 5(b).
[2]	Adjustment to provisional amounts — refer to note 5(b).